Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 432,328	¥ 355,255
Other		183,114	105,303
Total		1,688,018	1,476,612
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	1,044,591	956,447
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[2],[3]	27,985	59,607
Total		¥ 31,392	¥ 60,575

[1]	Commercial paper and short-term notes issued by MHFG and its subsidiaries in the above table consist of commercial paper and short-term notes, of which the amounts were ¥765,147 million and ¥191,300 million, respectively, at March 31, 2017, and ¥710,391 million and ¥334,200 million, respectively, at March 31, 2018.
[2]	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
[3]	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which the amounts were ¥24,559 million and ¥35,048 million, respectively, at March 31, 2017. At March 31, 2018, all the amounts represent the outstanding balances of short-term notes.